Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended		21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Dec. 18, 2015	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
C000161387
Account Value [Line Items]
Line Graph and Table Measure Name				Absolute Capital Defender Fund
Accumulated Value	$ 9,425		$ 9,293			$ 10,185		$ 10,717		$ 10,377		$ 10,556		$ 12,010		$ 10,588		$ 11,273		$ 13,041		$ 14,243
C000161388
Account Value [Line Items]
Line Graph and Table Measure Name				Absolute Capital Defender Fund
Accumulated Value	10,000		9,860			10,806		11,371		11,010		11,221		12,767		11,256		11,984		13,876		15,195
C000161389
Account Value [Line Items]
Line Graph and Table Measure Name				Absolute Capital Defender Fund
Accumulated Value	10,000		9,810			10,671		11,152		10,705		10,816		12,219		10,691		11,296		12,965		14,056
C000133836
Account Value [Line Items]
Line Graph and Table Measure Name				The Teberg Fund - No-Load Class
Accumulated Value		$ 10,000			$ 10,725		$ 12,234		$ 13,540		$ 13,749		$ 15,491		$ 20,660		$ 16,143		$ 20,683		$ 28,685		$ 32,681
C000248905
Account Value [Line Items]
Line Graph and Table Measure Name				The Teberg Fund - Investor Class
Accumulated Value		10,000			10,725		12,234		13,540		13,749		15,491		20,660		16,143		20,683		28,581		32,260
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Conservative Portfolio Index
Accumulated Value	10,000		10,587			10,769		10,981		11,556		12,179		12,611		10,582		11,193		12,368		13,135
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Conservative Portfolio Index
Accumulated Value	10,000		10,587			10,769		10,981		11,556		12,179		12,611		10,582		11,193		12,368		13,135
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Conservative Portfolio Index
Accumulated Value	10,000		10,587			10,769		10,981		11,556		12,179		12,611		10,582		11,193		12,368		13,135
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		10,000			11,217		12,828		14,033		14,323		15,295		19,195		15,570		17,729		22,002		24,864
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		10,000			11,217		12,828		14,033		14,323		15,295		19,195		15,570		17,729		22,002		24,864
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index
Accumulated Value	10,000		10,941			12,044		12,854		13,350		14,215		16,800		13,758		15,167		18,295		20,149
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Conservative Portfolio Index
Accumulated Value	10,000		10,872			11,477		11,900		12,566		13,311		14,775		12,186		13,027		15,159		16,355
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index
Accumulated Value	10,000		10,941			12,044		12,854		13,350		14,215		16,800		13,758		15,167		18,295		20,149
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Conservative Portfolio Index
Accumulated Value	10,000		10,872			11,477		11,900		12,566		13,311		14,775		12,186		13,027		15,159		16,355
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index
Accumulated Value	10,000		10,941			12,044		12,854		13,350		14,215		16,800		13,758		15,167		18,295		20,149
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Conservative Portfolio Index
Accumulated Value	$ 10,000		$ 10,872			$ 11,477		$ 11,900		$ 12,566		$ 13,311		$ 14,775		$ 12,186		$ 13,027		$ 15,159		$ 16,355
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,543		13,691		16,143		16,830		19,380		25,194		21,296		25,900		35,315		41,530
Dow Jones Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Aggressive Portfolio Index
Accumulated Value		10,000			11,364		13,463		15,060		15,124		16,185		21,518		17,101		20,131		25,940		30,210
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,543		13,691		16,143		16,830		19,380		25,194		21,296		25,900		35,315		41,530
Dow Jones Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Aggressive Portfolio Index
Accumulated Value		$ 10,000			$ 11,364		$ 13,463		$ 15,060		$ 15,124		$ 16,185		$ 21,518		$ 17,101		$ 20,131		$ 25,940		$ 30,210